Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
5.	Property and Equipment
Property and equipment consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Computers and equipment	$8,861	$8,309
Office equipment and furniture	4,403	4,363
Software	94,791	79,204
Leasehold improvements	6,116	6,083
Construction in progress	1,528	1,893

Subtotal	115,699	99,852
Less accumulated depreciation	(84,194)	(72,707)

Property and equipment-net	$31,505	$27,145

Depreciation expense for the three months ended September 30, 2021 and 2020 was $4,036 and $3,938, respectively, of which $53 and $87, respectively, were included in medical expenses. Depreciation expense for the nine months ended September 30, 2021 and 2020 was $11,618 and $11,058, respectively, of which $159 and $280, respectively, were included in medical expenses.

5.	PROPERTY AND EQUIPMENT
Property and equipment consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Computers and equipment	$8,309	$7,766
Office equipment and furniture	4,363	4,485
Software	79,204	66,018
Leasehold improvements	6,083	6,309
Construction in progress	1,893	594

Subtotal	99,852	85,172
Less accumulated depreciation	(72,707)	(57,730)

Property and equipment—net	$27,145	$27,442

Depreciation expense for the year ended December 31, 2020, was $15,134, of which $366 was included in medical expenses. Depreciation expense for the year ended December 31, 2019, was $16,257, of which $1,661 was included in medical expenses.